Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 97.4%

Belgium — 0.2%
UCB SA	75	$14,673

Brazil — 0.2%
MercadoLibre, Inc.*	8	15,378

Canada — 0.3%
Constellation Software, Inc.	3	9,846
Shopify, Inc., Class A*	105	12,297
Total Canada		22,143

China — 8.7%
Alibaba Group Holding Ltd.	6,005	68,053
Baidu, Inc., Class A*	2,438	27,473
BeiGene Ltd.*	1,077	19,103
BYD Co., Ltd., Class H	1,536	53,818
China Energy Engineering Corp., Ltd., Class H	123,780	15,092
China Petroleum & Chemical Corp., Class H	29,164	16,020
China Railway Group Ltd., Class H	64,836	31,288
Haier Smart Home Co., Ltd., Class H	3,357	11,073
JD.com, Inc., Class A	1,065	21,446
Kuaishou Technology*	2,458	13,281
Lenovo Group Ltd.	13,953	16,636
Li Auto, Inc., Class A*	1,137	13,410
Meituan, Class B*	1,158	22,026
Metallurgical Corp. of China Ltd., Class H	97,280	18,977
Midea Group Co., Ltd.*	1,866	17,938
NetEase, Inc.	1,070	22,110
NIO, Inc., Class A*	3,304	14,439
NXP Semiconductors NV	73	15,224
PetroChina Co., Ltd., Class H	33,707	25,913
Tencent Holdings Ltd.	1,376	70,852
Trip.com Group Ltd.*	199	13,996
Weichai Power Co., Ltd., Class H	6,182	10,711
Xiaomi Corp., Class B*	6,085	29,911
ZTE Corp., Class H	9,006	31,324
Total China		600,114

Denmark — 0.9%
Genmab A/S*	52	10,319
Novo Nordisk A/S, Class B	638	53,977
Total Denmark		64,296

Finland — 0.6%
Nokia OYJ	8,495	40,097

France — 1.4%
Airbus SE	187	32,488
Dassault Systemes SE	324	12,732
L’Oreal SA	33	12,298
Renault SA	256	13,213
Safran SA	49	12,220
Thales SA	73	11,846
Total France		94,797

Germany — 6.9%
BASF SE	418	20,254
Bayer AG	2,468	55,520
Bayerische Motoren Werke AG	887	72,476
Continental AG	548	39,182
Daimler Truck Holding AG	375	16,626
Infineon Technologies AG	532	17,728
Mercedes-Benz Group AG	938	57,453
Merck KGaA	147	22,372
SAP SE	231	64,477
Siemens AG	280	60,384
Siemens Energy AG*	201	12,086
Siemens Healthineers AG	310	17,711
Traton SE	645	20,048
Total Germany		476,317
	Shares	Value
Common Stocks (continued)

Ireland — 0.1%
Accenture PLC, Class A	21	$8,084

Italy — 0.1%
Telecom Italia SpA*	36,906	10,186

Japan — 7.6%
Aisin Corp.	1,137	12,941
Astellas Pharma, Inc.	1,766	17,272
Canon, Inc.	538	17,434
Chugai Pharmaceutical Co., Ltd.	216	9,393
Daiichi Sankyo Co., Ltd.	752	20,771
Denso Corp.	2,347	32,700
Eisai Co., Ltd.	327	9,758
FUJIFILM Holdings Corp.	410	9,122
Hitachi Ltd.	655	16,691
Honda Motor Co., Ltd.	6,829	65,203
Mitsubishi Electric Corp.	731	12,139
Nippon Telegraph & Telephone Corp.	14,303	14,104
Nissan Motor Co., Ltd.	12,023	33,216
Otsuka Holdings Co., Ltd.	310	16,288
Panasonic Holdings Corp.	2,699	27,835
Renesas Electronics Corp.*	1,034	14,073
SoftBank Group Corp.	439	26,680
Sony Group Corp.	1,975	43,875
Sumitomo Chemical Co., Ltd.	4,565	9,911
Suzuki Motor Corp.	1,177	14,206
Takeda Pharmaceutical Co., Ltd.	1,490	40,500
TDK Corp.	922	11,245
Tokyo Electron Ltd.	81	13,708
Toyota Motor Corp.	1,844	35,409
Total Japan		524,474

Jersey — 0.1%
Aptiv PLC*	144	8,989

Netherlands — 0.8%
ASML Holding NV	52	39,067
Koninklijke Philips NV*	603	16,724
Total Netherlands		55,791

Singapore — 0.2%
STMicroelectronics NV	693	15,723

South Korea — 4.6%
Hyundai Mobis Co., Ltd.	63	11,425
Hyundai Motor Co.	113	16,021
Kakao Corp.	296	7,812
Kia Corp.	179	12,566
LG Chem Ltd.*	63	10,298
LG Display Co., Ltd.*	1,355	8,626
LG Electronics, Inc.	373	21,615
NAVER Corp.*	78	11,622
Samsung Electronics Co., Ltd.	5,298	191,063
SK Hynix, Inc.	216	29,613
Total South Korea		320,661

Sweden — 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	4,662	35,351
Volvo AB, B Shares	939	26,040
Total Sweden		61,391

Switzerland — 0.2%
ABB Ltd.	210	11,552

Taiwan — 1.8%
Delta Electronics, Inc.	768	10,266
Hon Hai Precision Industry Co., Ltd.	5,223	28,726
MediaTek, Inc.	748	33,483
Taiwan Semiconductor Manufacturing Co., Ltd.	1,577	54,690
Total Taiwan		127,165

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

United Kingdom — 1.5%
AstraZeneca PLC	724	$102,051

United States — 60.3%
3M Co.	73	11,111
Abbott Laboratories	160	20,469
AbbVie, Inc.	296	54,434
Adobe, Inc.*	58	25,372
Advanced Micro Devices, Inc.*	344	39,887
Airbnb, Inc., Class A*	95	12,461
Alnylam Pharmaceuticals, Inc.*	29	7,868
Alphabet, Inc., Class A	1,635	333,573
Amazon.com, Inc.*	1,922	456,821
Amgen, Inc.	143	40,815
Analog Devices, Inc.	46	9,747
Apple, Inc.	808	190,688
Applied Materials, Inc.	130	23,446
Atlassian Corp., Class A*	59	18,100
Autodesk, Inc.*	32	9,963
Becton Dickinson & Co.	34	8,418
Biogen, Inc.*	81	11,658
Block, Inc.*	204	18,527
Boeing Co. (The)*	143	25,242
Boston Scientific Corp.*	112	11,464
Bristol-Myers Squibb Co.	1,123	66,201
Broadcom, Inc.	276	61,071
Cadence Design Systems, Inc.*	33	9,821
Caterpillar, Inc.	38	14,115
Cisco Systems, Inc.	936	56,722
Corning, Inc.	149	7,760
Corteva, Inc.	159	10,378
CSL Ltd.	67	11,720
Cummins, Inc.	28	9,975
Danaher Corp.	44	9,801
Datadog, Inc., Class A*	48	6,850
Deere & Co.	35	16,680
Dell Technologies, Inc., Class C	163	16,887
DoorDash, Inc., Class A*	43	8,120
eBay, Inc.	152	10,257
Edwards Lifesciences Corp.*	95	6,883
Electronic Arts, Inc.	111	13,643
Eli Lilly & Co.	90	72,997
Expedia Group, Inc.*	48	8,206
Ford Motor Co.	5,440	54,835
GE HealthCare Technologies, Inc.	106	9,360
General Electric Co.	66	13,436
General Motors Co.	1,253	61,973
Gilead Sciences, Inc.	405	39,366
GSK PLC	3,410	59,531
Hewlett Packard Enterprise Co.	681	14,430
Honeywell International, Inc.	42	9,396
HP, Inc.	326	10,595
Illumina, Inc.*	60	7,964
Incyte Corp.*	246	18,243
Intel Corp.	5,594	108,691
International Business Machines Corp.	213	54,464
Intuit, Inc.	28	16,842
Intuitive Surgical, Inc.*	14	8,006
Johnson & Johnson	745	113,352
Juniper Networks, Inc.	203	7,077
KLA Corp.	13	9,597
Lam Research Corp.	180	14,589
Lockheed Martin Corp.	20	9,259
Marvell Technology, Inc.	112	12,640
Medtronic PLC	222	20,162
Merck & Co., Inc.	1,391	137,459
Meta Platforms, Inc., Class A	462	318,401
Micron Technology, Inc.	253	23,084
Microsoft Corp.	456	189,267
Moderna, Inc.*	748	29,486
Nestle SA	184	15,700
NetApp, Inc.	57	6,960
Netflix, Inc.*	20	19,535
	Shares	Value
Common Stocks (continued)

United States (continued)
Northrop Grumman Corp.	17	$8,284
Novartis AG	746	78,523
NVIDIA Corp.	568	68,200
Oracle Corp.	357	60,711
Palo Alto Networks, Inc.*	66	12,172
PayPal Holdings, Inc.*	224	19,842
Pfizer, Inc.	2,610	69,217
Pinterest, Inc., Class A*	264	8,701
Procter & Gamble Co. (The)	78	12,947
QUALCOMM, Inc.	381	65,886
Regeneron Pharmaceuticals, Inc.*	41	27,592
Rivian Automotive, Inc., Class A*(a)	801	10,061
ROBLOX Corp., Class A*	156	11,087
Roche Holding AG	434	136,693
RTX Corp.	162	20,890
Salesforce, Inc.	102	34,853
Sanofi SA	639	69,350
Schneider Electric SE	65	16,579
ServiceNow, Inc.*	15	15,276
Shell PLC	332	11,049
Snowflake, Inc., Class A*	65	11,798
Spotify Technology SA*	23	12,617
Stellantis NV	3,865	52,080
Stryker Corp.	25	9,782
Synopsys, Inc.*	28	14,713
Tesla, Inc.*	68	27,513
Texas Instruments, Inc.	68	12,553
Thermo Fisher Scientific, Inc.	17	10,162
Uber Technologies, Inc.*	335	22,395
Vertex Pharmaceuticals, Inc.*	132	60,942
Western Digital Corp.*	217	14,133
Workday, Inc., Class A*	62	16,248
Total United States		4,184,700

Total Common Stocks
(Cost $6,010,694)		6,758,582

Preferred Stock — 2.5%

Germany — 2.5%
Volkswagen AG, 9.21%
(Cost $245,386)	1,718	176,167

Warrants — 0.0%(b)

Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	0

Total Investments — 99.9%
(Cost $6,256,080)		6,934,749
Other Assets and Liabilities, Net — 0.1%		5,346

Net Assets — 100.0%		$6,940,095

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

January 31, 2025 (unaudited)

		% of
Industry	Value	Net Assets
Information Technology	$2,041,637	29.4%
Health Care	1,654,352	23.8
Consumer Discretionary	1,648,394	23.7
Communication Services	921,678	13.3
Industrials	485,549	7.0
Energy	52,983	0.8
Materials	50,841	0.7
Consumer Staples	40,946	0.6
Financials	38,369	0.6
Total Investments	$6,934,749	99.9%
Other Assets and Liabilities, Net	5,346	0.1
Total Net Assets	$6,940,095	100.0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,847; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $10,005.
(b)	Less than 0.05%.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,758,582	$—	$—		$6,758,582
Preferred Stock	176,167	—	—		176,167
Warrants	—	—	0	(e)	—
Total Investments in Securities	$6,934,749	$—	$0		$6,934,749

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.
(e)	The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year.